Pay vs Performance Disclosure - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 15, 2022	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid to our named executive officers (“NEOs”), including our current and former principal executive officer (“PEOs”) and certain financial performance of the Company. For further information concerning the Company’s compensation philosophy and how the Company seeks to align executive compensation with the Company’s performance, refer to “Executive Compensation—Compensation Discussion and Analysis.” As we completed our initial public offering in June 2021, we are providing information relating only to fiscal years 2021 and 2022.
Year (a)	Summary Compensation Table Total for First PEO(1) ($) (b)	Summary Compensation Table Total for Second PEO(1) ($)	Compensation Actually Paid to First PEO(2) ($) (c)	Compensation Actually Paid to Second PEO(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(3) ($) (d)	Average Compensation Actually Paid to Non-PEO NEOs(4) ($) (e)	Value of Initial Fixed $100 Investment Based On:		Net Income (thousands) (7) ($) (h)	Company- Selected Measure (8) (i)
							Total Shareholder Return(5) ($) (f)	Peer Group Total Shareholder Return(6) ($) (g)
2022	12,119,604	18,686,189	(7,436,043)	18,503,089	3,999,156	(278,006)	20.54	85.29	(183,118)	(8)
2021	18,643,569	—	23,660,025	—	18,291,846	17,482,540	45.83	94.89	(250,219)	(8)

(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for (i) with respect to 2022, Elizabeth Homans (our Chief Executive Officer until December 15, 2022 and Lynn Seely, M.D. (our Chief Executive Officer commencing December 15, 2022), and (ii) with respect to 2021, Elizabeth Homans (our Chief Executive Officer for that entire year), in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Summary Compensation Table.”

(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Ms. Homans and Dr. Seely, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Ms. Homans and Dr. Seely during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Ms. Homans’ and Dr. Seely’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for First PEO ($)	Reported Value of Equity Awards for First PEO(a) ($)	Equity Award Adjustments for First PEO(b) ($)	Compensation Actually Paid to First PEO ($)
2022	12,119,604	10,130,622	(9,425,025)	(7,436,043)
2021	18,643,569	17,654,715	22,671,171	23,660,025

Year	Reported Summary Compensation Table Total for Second PEO ($)	Reported Value of Equity Awards for Second PEO(a) ($)	Equity Award Adjustments for Second PEO (b) ($)	Compensation Actually Paid to Second PEO ($)
2022	18,686,189	18,640,500	18,457,400	18,503,089
2021	—	—	—	—
(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards for First PEO ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards for First PEO ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year for First PEO ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year for First PEO ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year for First PEO ($)	Total Equity Award Adjustments for First PEO ($)
2022	1,968,553	(9,371,423)	1,472,587	(3,494,742)	—	(9,425,025)
2021	6,648,436	3,642,284	1,846,719	10,533,733	—	22,671,171
Year	Year End Fair Value of Equity Awards for Second PEO ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards for Second PEO ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year for Second PEO ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year for Second PEO ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year for Second PEO ($)	Total Equity Award Adjustments for Second PEO ($)
2022	19,133,906	(503,729)	—	(172,776)	—	18,457,400
2021	—	—	—	—	—	—
(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the NEOs as a group (excluding our current and former PEO) in the “Total” column of the Summary Compensation Table in each applicable year. The NEOs (excluding our current and former PEO) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Charles Newton, Stephen Hill, Rahsaan W. Thompson and Gary Lee, Ph.D. and (ii) for 2021, Richard Klausner, M.D., Charles Newton and Stephen Hill.

(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding our current and former PEO), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our current and former PEO) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding our current and former PEO) for each year to determine the compensation actually paid, using the same methodology described above in Note (2)(b):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments(a) ($)	Average Compensation Actually Paid to Non- PEO NEOs ($)
2022	3,999,156	3,105,152	(1,172,011)	(278,006)
2021	18,291,846	17,570,372	16,761,065	17,482,540
(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:
Year	Average Year End Fair Value of Equity Awards ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Total Average Equity Award Adjustments ($)
2022	1,470,548	(2,108,564)	303,056	(837,051)	—	(1,172,011)
2021	7,567,532	1,925,210	316,359	6,951,965	—	16,761,065
(5)	Cumulative total shareholder return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. Each measurement period commenced on June 17, 2021, which is the first trading day after the date of the effectiveness of the registration statement filed in connection with our initial public offering.
(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: NASDAQ Biotechnology Index.

(7)
The dollar amounts reported represent the amount of net loss reflected in the Company’s audited financial statements for the applicable year. Due to the fact that the Company is not a commercial-stage company, the Company did not have any revenue during the periods presented, other than revenue primarily associated with an upfront payment under the Company’s license and collaboration agreement with GlaxoSmithKline (GSK). Consequently, the Company did not use net income (loss) as a performance measure in its executive compensation program.

(8)
While the Company uses various non-financial performance measures for the purpose of evaluating performance for its executive compensation program, for the most recently completed fiscal year, the Company did not use any financial performance measures to link compensation paid (including “compensation actually paid” as computed in accordance with Item 402(v) of Regulation S-K) to the NEOs to Company performance. See “Executive Compensation–Compensation Discussion and Analysis” for a description of the non-financial performance measures linked to executive compensation.

Company Selected Measure Name			did not use
Named Executive Officers, Footnote [Text Block]
(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the NEOs as a group (excluding our current and former PEO) in the “Total” column of the Summary Compensation Table in each applicable year. The NEOs (excluding our current and former PEO) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Charles Newton, Stephen Hill, Rahsaan W. Thompson and Gary Lee, Ph.D. and (ii) for 2021, Richard Klausner, M.D., Charles Newton and Stephen Hill.

Peer Group Issuers, Footnote [Text Block]
(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: NASDAQ Biotechnology Index.

Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Ms. Homans and Dr. Seely, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Ms. Homans and Dr. Seely during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Ms. Homans’ and Dr. Seely’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for First PEO ($)	Reported Value of Equity Awards for First PEO(a) ($)	Equity Award Adjustments for First PEO(b) ($)	Compensation Actually Paid to First PEO ($)
2022	12,119,604	10,130,622	(9,425,025)	(7,436,043)
2021	18,643,569	17,654,715	22,671,171	23,660,025

Year	Reported Summary Compensation Table Total for Second PEO ($)	Reported Value of Equity Awards for Second PEO(a) ($)	Equity Award Adjustments for Second PEO (b) ($)	Compensation Actually Paid to Second PEO ($)
2022	18,686,189	18,640,500	18,457,400	18,503,089
2021	—	—	—	—
(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards for First PEO ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards for First PEO ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year for First PEO ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year for First PEO ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year for First PEO ($)	Total Equity Award Adjustments for First PEO ($)
2022	1,968,553	(9,371,423)	1,472,587	(3,494,742)	—	(9,425,025)
2021	6,648,436	3,642,284	1,846,719	10,533,733	—	22,671,171
Year	Year End Fair Value of Equity Awards for Second PEO ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards for Second PEO ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year for Second PEO ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year for Second PEO ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year for Second PEO ($)	Total Equity Award Adjustments for Second PEO ($)
2022	19,133,906	(503,729)	—	(172,776)	—	18,457,400
2021	—	—	—	—	—	—

Non-PEO NEO Average Total Compensation Amount			$ 3,999,156	$ 18,291,846
Non-PEO NEO Average Compensation Actually Paid Amount			$ (278,006)	17,482,540
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding our current and former PEO), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our current and former PEO) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding our current and former PEO) for each year to determine the compensation actually paid, using the same methodology described above in Note (2)(b):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments(a) ($)	Average Compensation Actually Paid to Non- PEO NEOs ($)
2022	3,999,156	3,105,152	(1,172,011)	(278,006)
2021	18,291,846	17,570,372	16,761,065	17,482,540
(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:
Year	Average Year End Fair Value of Equity Awards ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Total Average Equity Award Adjustments ($)
2022	1,470,548	(2,108,564)	303,056	(837,051)	—	(1,172,011)
2021	7,567,532	1,925,210	316,359	6,951,965	—	16,761,065

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Narrative To Pay Versus Performance Table
Compensation Actually Paid and Cumulative Company TSR and Cumulative Peer Group TSR
The chart below shows the relationship between the compensation actually paid to our current and former PEO and the average compensation actually paid to our non-PEO NEOs, on the one hand, to the Company’s cumulative TSR and the cumulative weighted peer group TSR of the NASDAQ Biotechnology Index over the two years presented in the table, on the other.

Compensation Actually Paid vs. Net Income [Text Block]
Narrative To Pay Versus Performance Table
Compensation Actually Paid and Net Loss
Because the Company is a pre-commercial stage company, we had no revenue during the periods presented, other than revenue primarily associated with an upfront payment under the Company’s license and collaboration agreement with GlaxoSmithKline Intellectual Property (No. 5) Limited and Glaxo Group Limited (together, “GSK”). Consequently, we do not use net income (loss) as a performance measure in our executive compensation program. Moreover, as a pre-commercial stage company with only limited, nonrecurring revenue associated with license and collaboration agreements, we do not believe there is any meaningful relationship between our net income (loss) and compensation actually paid to our NEOs during the periods presented.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Narrative To Pay Versus Performance Table
Analysis of the Information Presented in the Pay Versus Performance Table
As described in more detail above in “Executive Compensation – Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a performance-driven compensation philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance, those Company measures are not financial performance measures and are therefore not presented in the Pay Versus Performance table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with “compensation actually paid” (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between information presented in the Pay Versus Performance table. Also see footnote 8 to the table above.

Total Shareholder Return Vs Peer Group [Text Block]
Narrative To Pay Versus Performance Table
Compensation Actually Paid and Cumulative Company TSR and Cumulative Peer Group TSR
The chart below shows the relationship between the compensation actually paid to our current and former PEO and the average compensation actually paid to our non-PEO NEOs, on the one hand, to the Company’s cumulative TSR and the cumulative weighted peer group TSR of the NASDAQ Biotechnology Index over the two years presented in the table, on the other.

Tabular List [Table Text Block]
Analysis of the Information Presented in the Pay Versus Performance Table
As described in more detail above in “Executive Compensation – Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a performance-driven compensation philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance, those Company measures are not financial performance measures and are therefore not presented in the Pay Versus Performance table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with “compensation actually paid” (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between information presented in the Pay Versus Performance table. Also see footnote 8 to the table above.

Total Shareholder Return Amount			$ 20.54	45.83
Peer Group Total Shareholder Return Amount			85.29	94.89
Net Income (Loss)			(183,118,000)	$ (250,219,000)
PEO Name	Lynn Seely, M.D.	Elizabeth Homans		Elizabeth Homans
Elizabeth Homans [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			12,119,604	$ 18,643,569
PEO Actually Paid Compensation Amount			(7,436,043)	23,660,025
Lynn Seely, M.D. [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			18,686,189	0
PEO Actually Paid Compensation Amount			18,503,089	0
PEO [Member] | Elizabeth Homans [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(10,130,622)	(17,654,715)
PEO [Member] | Elizabeth Homans [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(9,425,025)	22,671,171
PEO [Member] | Elizabeth Homans [Member] | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,968,553	6,648,436
PEO [Member] | Elizabeth Homans [Member] | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(9,371,423)	3,642,284
PEO [Member] | Elizabeth Homans [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,472,587	1,846,719
PEO [Member] | Elizabeth Homans [Member] | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(3,494,742)	10,533,733
PEO [Member] | Elizabeth Homans [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0
PEO [Member] | Lynn Seely, M.D. [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(18,640,500)	0
PEO [Member] | Lynn Seely, M.D. [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			18,457,400	0
PEO [Member] | Lynn Seely, M.D. [Member] | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			19,133,906	0
PEO [Member] | Lynn Seely, M.D. [Member] | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(503,729)	0
PEO [Member] | Lynn Seely, M.D. [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0
PEO [Member] | Lynn Seely, M.D. [Member] | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(172,776)	0
PEO [Member] | Lynn Seely, M.D. [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0
Non-PEO NEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(3,105,152)	(17,570,372)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,172,011)	16,761,065
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,470,548	7,567,532
Non-PEO NEO [Member] | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(2,108,564)	1,925,210
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			303,056	316,359
Non-PEO NEO [Member] | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(837,051)	6,951,965
Non-PEO NEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 0	$ 0